Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

8. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2023	2022
Accrued clinical trial expense	$189	$2,659
Accrued professional fees	573	880
Accrued wages, bonuses, commissions and vacation	3,011	2,576
Accruals for construction in progress	214	322
Accrued compliance fee	1,145	—
Other	2,448	2,632
	$7,580	$9,069